Qualitative and quantitative information on financial risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Receivables from financing activities	€ 2,416	€ 3,155
Trade and other receivables	€ 7,266	9,004
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Potential loss from 10 percent change in exchange rates	€ 1,557	991
Currency risk | Fixed interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Currency risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Interest rate risk | Fixed interest rate
Disclosure of credit risk exposure [line items]
Potential loss from 10 percent change in market interest rate	€ 29	68
Interest rate risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Potential loss from 10 percent change in exchange rates	€ 12	23
Commodity price risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable percent	10.00%
Potential loss from 10 percent change in exchange rates	€ 122	€ 55